Commitments and contingencies - Income tax declaration for 2013 (Details)							12 Months Ended
	Jul. 24, 2023 USD ($)	Jul. 24, 2023 PEN (S/)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 PEN (S/)	Oct. 05, 2021 USD ($)	Oct. 05, 2021 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Nov. 17, 2020 USD ($)	Nov. 17, 2020 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Amount of tax debt							$ 820,292,000
Contingent liability							10,337,000				S/ 38,381,000	$ 11,139,000	S/ 41,358,000
Non-recognition of investment in development costs [Member]
Disclosure of Commitments and contingencies [Line Items]
Disallowance of bonus paid to contractors					$ 1,219,000	S/ 4,526,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																$ 4,476,000	S/ 16,618,000
Contingent liability							2,828,000				10,500,000
Deductible temporary differences for which no deferred tax asset is recognised																$ 4,476,000	S/ 16,618,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized														$ 168,000	S/ 624,000			$ 37,499,000	S/ 139,235,000
Payments of tax debt																				$ 1,280,000	S/ 4,744,000
Deductible temporary differences for which no deferred tax asset is recognised														$ 168,000	S/ 624,000			$ 37,499,000	S/ 139,235,000
SUNAT. | Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid			$ 103,000	S/ 383,000
SUNAT. | Year 2013 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	$ 103,000	S/ 396,000
SUNAT. | Year 2013 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Contingent liability							15,160,000				57,909,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																						$ 25,558,000	S/ 94,898,000
Disallowance of bonus paid to contractors									$ 557,000	S/ 2,067,000
Deductible temporary differences for which no deferred tax asset is recognised																						$ 25,558,000	S/ 94,898,000
SUNAT. | Ifrs Tax Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax debt							4,711,000	S/ 17,493,000
Amount of tax liability paid							2,496,000	S/ 9,266,000
Amount related to unaccepted repairs							2,490,000				9,224,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Non-recognition of investment in development costs [Member]
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized							10,698,000				39,720,000
Deductible temporary differences for which no deferred tax asset is recognised							10,698,000				39,720,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Non-recognition of the compensation of carry-over tax losses from previous years [Member]
Disclosure of Commitments and contingencies [Line Items]
Services of related parties not recognised							34,454,000				127,929,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Declaration of transfer prices and the operations between related parties [Member]
Disclosure of Commitments and contingencies [Line Items]
Services of related parties not recognised							$ 900,000				S/ 3,341,000